SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
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Number of Reserved and Authorized Shares Under the Equity Incentive Plans
As of December 31, 2019, the number of
Reserved
and Authorized Shares under the Equity Incentive Plans is as detailed below:

2019
Stock Options outstanding	10.7
RSU outstanding	1.4
PSU outstanding	* )
Ordinary shares available for issuance under the Equity Incentive Plans	3.7

Total Reserved and Authorized Shares as of December 31, 2019	15.8

*) Represents an amount lower than $0.1

Summary of Stock Option Activity and Related Information
A summary of the Company’s stock option activity and related information is as follows:

	Options	Weighted average exercise price	Aggregate intrinsic value
	2019

Outstanding at beginning of year	8.5	$95.26	$101.2
Granted	2.8	$114.73
Exercised	(0.5)	$74.74
Forfeited	(0.1)	$90.11

Outstanding at December 31, 2019	10.7	$101.57	$122.4

Exercisable at December 31, 2019	5.9	$94.75	$103.0

Summary of Restricted Stock Units Activity
A summary of the Company’s RSUs activity is as follows:

Year ended December 31,
2019

Unvested at beginning of year	1.3
Granted	0.7
Vested	(0.4)
Forfeited	(0.2)

Unvested, December 31, 2019	1.4

Stock-based Compensation Expense Related to Stock Options, RSUs and PSUs
Stock-based compensation expense related to stock options, RSUs and PSUs is included in the consolidated statements of operations as follows:

	Year ended December 31,
	2019	2018	2017

Cost of revenues	$4.4	$3.6	$2.7
Research and development	18.9	17.6	16.2
Selling and marketing	28.8	20.8	18.3
General and administrative	54.6	47.3	50.2

	$106.7	$89.3	$87.4